Cash and Cash Equivalents, Restricted Cash and Term Deposits (Tables)	12 Months Ended
Dec. 31, 2020
Cash and Cash Equivalents, Restricted Cash and Term Deposits [Abstract]
Cash and Cash Equivalents, Restricted Cash and Term Deposits
The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the consolidated balance sheets that sum to the total of the same such amounts shown in the consolidated statements of cash flows:

	December 31, 2020	December 31, 2019
Cash and cash equivalents	21,011	13,654
Restricted cash	50	900
Restricted cash, non-current	990	-
Total	22,051	14,554